SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2026		Dec. 31, 2025		Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued payroll and welfare	$ 940,601		$ 885,807
Accrued expenses	87,803	[1]	276,095	[2]	[2]
Contingent consideration liability	135,181	[3]	136,200	[3],[4]	[4]
Advance from customers	38,560		39,096
Others	39,985		23,207
Total accrued expenses and other current liabilities	$ 1,242,130		$ 1,360,405

[1]	The balance of accrued expenses represented accrued professional services and other miscellaneous fees.
[2]	The balance of accrued expenses represented accrued professional services and other miscellaneous fees.
[3]	The balance of contingent consideration represented the estimated fair value of Fundraising incentive related to the acquisition of TEX and H2N. Refer to Note 3 - Acquisitions included in the Group’s consolidated financial statements for the fiscal year ended December 31, 2025 for further information about the Group’s acquisition related transactions.
[4]	The balance of contingent consideration represented the estimated fair value of Fundraising incentive related to the acquisition of TEX and H2N. Refer to Note 3 - Acquisitions for further information about the Group’s acquisition related transactions.